Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Summary of significant accounting policies	Summary of Significant Accounting Policies
Basis of presentation
The Corporation’s interim Condensed Consolidated Financial Statements have been prepared in conformity with GAAP and include the accounts of the Corporation and its wholly owned subsidiaries. In the opinion of management, the Corporation has made all necessary adjustments, which include normal recurring adjustments necessary for a fair presentation of its financial position and its results of operations for the interim periods presented. All material intercompany balances and transactions have been eliminated in consolidating these financial statements. These interim Condensed Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements as of and for the years ended December 31, 2020 and 2019 included in Exhibit 99.5 of Amendment No. 1 to the Current Report on Form 8-K (the “Form 8-K/A”) filed with the Securities and Exchange Commission (SEC) on April 1, 2021.
Reclassifications
To conform to the current period presentation, prepaid expenses, which were previously included in other assets, current, are presented as a separate line item in the prior year’s Condensed Consolidated Balance Sheet. Certain amounts in the prior year period’s Condensed Consolidated Statement of Cash Flows have been reclassified to conform to the current year period’s presentation, primarily related to the amortization of warrants, amortization of debt issuance costs, and paid-in-kind interest. These reclassifications had no effect on the previously reported Consolidated Financial Statements.
Use of estimates
The preparation of the Condensed Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Condensed Consolidated Financial Statements and accompanying notes.
The areas involving the most significant use of estimates are the amounts of incurred but not reported claims. Many factors can cause actual outcomes to deviate from these assumptions and estimates, such as changes in economic conditions, changes in government healthcare policy, advances in medical technology, changes in treatment patterns, and changes in average lifespan. Accordingly, the Corporation cannot determine with precision the ultimate amounts that it will pay for, or the timing of payment of actual claims, or whether the assets supporting the liabilities will grow to the level the Corporation assumes prior to payment of claims. If the Corporation’s actual experience is different from its assumptions or estimates, the Corporation’s reserves may prove inadequate. As a result, the Corporation would incur a charge to operations in the period in which it determines such a shortfall exists, which could have a material adverse effect on the Corporation’s business, results of operations, and financial condition. Other areas involving significant estimates include risk adjustment provisions related to Medicare contracts and the valuation of the Corporation’s investment securities, goodwill and other intangible assets, reinsurance, the premium deficiency reserve, warrants, the embedded derivative related to the convertible securities, stock-based compensation, recoveries from third parties for coordination of benefits, the Direct Contracting benchmark specifically cost trend and risk score estimates that can develop over time, and final determination of medical cost adjustment pools.
Performance guarantees
Certain of the Corporation’s arrangements with third-party providers require it to guarantee the performance of its care network to CMS. As a result of the Corporation’s participation in the DC Model, the Corporation determined that it was making a performance guarantee with respect to providers of DCE Beneficiaries that should be recognized in the financial statements. Accordingly, a liability for the performance guarantee was recorded on the Condensed Consolidated Balance Sheet. Each month, as the performance guarantee is fulfilled, the guarantee is amortized on a straight-line basis for the amount that represents the completed performance. With respect to each performance year in which the DCE is a participant, the final consideration due to the DCE by CMS (shared savings) or the consideration due to CMS by the DCE (shared loss) is reconciled in the subsequent years following the performance year. The shared savings or loss is measured periodically and will be applied to the Direct
Contracting performance obligation if the Corporation is in a probable loss position. Direct Contracting revenue is also known in the DC Model as CMS’s performance year expenditures and is the primary component used to calculate shared savings or shared loss versus the performance year benchmark. Direct Contracting revenue is representative of CMS’s total expenditures incurred for medical services provided on behalf of DCE Beneficiaries during months in which those beneficiaries were alignment-eligible and aligned to the DCE. Direct Contracting revenue is calculated by taking the sum of the capitation payments made to the Corporation for services within the scope of the Corporation’s capitation arrangement and fee-for-service (FFS) payments made to providers directly from CMS.
Capitalized software development costs - cloud computing arrangements
The Corporation’s cloud computing arrangements mostly comprise hosting arrangements which are service contracts, whereby the Corporation gains remote access to use enterprise software hosted by the vendor or another third party on an as-needed basis for a period of time in exchange for a subscription fee. Implementation costs for cloud computing arrangements are capitalized if certain criteria are met and consist of internal and external costs directly attributable to developing and configuring cloud computing software for its intended use. These capitalized implementation costs are presented in the Condensed Consolidated Balance Sheets in other assets, and are generally amortized over the fixed, non-cancelable term of the associated hosting arrangement on a straight-line basis.
Deferred acquisition costs
Acquisition costs directly related to the successful acquisition of new business, which is primarily made up of commissions costs, are deferred and subsequently amortized. Deferred acquisition costs are recorded as other assets on the Condensed Consolidated Balance Sheet and are amortized over the estimated life of the related contracts. The amortization of deferred acquisition costs is recorded in general and administrative expenses in the Condensed Consolidated Statement of Operations and Comprehensive Loss. As of September 30, 2021, there were no deferred acquisition costs as a result of the acceleration of amortization for deferred acquisition costs due to the recognition of a premium deficiency reserve during the three and nine months ended September 30, 2021. For the three and nine months ended September 30, 2021, amortization expense of deferred acquisition costs of $1.1 million and $9.6 million, respectively, were recognized in general and administrative expenses. There was no amortization expense of deferred acquisition costs for the three and nine months ended September 30, 2020.
COVID-19
The societal and economic impact of the novel coronavirus (COVID-19) pandemic is continuing to evolve, and the ultimate impact on the Corporation’s business, results of operations, financial condition, and cash flows is uncertain and difficult to predict. The global pandemic has severely impacted businesses worldwide, including many in the health insurance sector. In response to the pandemic, the Corporation has implemented additional steps related to its care delivery, member support, and internal policies and operations.
Recent accounting pronouncements
Recently adopted accounting pronouncements
Emerging Growth Company
The Corporation currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Accordingly, the Corporation has the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods applicable to private companies. The Corporation has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.
Fair value measurements
In August 2018, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (ASU) 2018-13, Changes to Disclosure Requirements for Fair Value Measurements, the purpose of which is to improve the effectiveness of disclosure requirements for recurring and nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements and is in effect for all entities in fiscal years beginning after December 15, 2019. This standard became effective for the Corporation on January 1, 2020, and did not have a material impact on the Corporation’s disclosures.
Cloud computing arrangements
In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other (Topic 350) – Internal Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This update changes the accounting guidance for cloud computing arrangements. If a cloud computing arrangement includes a license to internal-use software, the software license is accounted for by the customer by recognizing an asset for the software license and, to the extent that the payments attributable to the software license are made over time, recognizing a corresponding liability. If a cloud computing arrangement does not include a software license, the entity should account for the arrangement as a service contract and should expense any fees associated with the hosting element (service) of the arrangement as incurred. ASU 2018-15 is effective for nonpublic entities for fiscal years beginning after December 15, 2020, with early adoption permitted. The Corporation adopted ASU 2018-15 on January 1, 2021, on a prospective basis. The Corporation's cloud computing arrangements relate to the set-up of various platforms, including but not limited to clinical data repositories and other system integrations. The capitalized implementation costs are presented in the Condensed Consolidated Balance Sheet in other assets, current and are amortized on a straight-line basis over the term of the underlying cloud computing hosting contract, which is the noncancelable term of the arrangement plus any reasonably certain renewal periods. As of September 30, 2021, $5.0 million was recorded in other assets, current, as deferred implementation costs. For both the three and nine months ended September 30, 2021, amortization expense associated with the Corporation’s cloud computing arrangements was $0.2 million. No impairment was recognized during the three and nine months ended September 30, 2021, as there were no events or changes in circumstances to indicate that the carrying amount of the Corporation’s cloud computing arrangements may not be recoverable.
Accounting pronouncements effective in future periods
Credit losses
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which was subsequently modified by several ASUs issued in 2018 and 2019. This standard introduces a new current expected credit loss (CECL) model for measuring expected credit losses for certain types of financial instruments measured at amortized cost and replaces the incurred loss model. The CECL model requires an entity to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount the entity expects to collect over the instrument's contractual life after consideration of historical experience, current conditions, and reasonable and supportable forecasts. This standard also introduces targeted changes to the available-for-sale debt securities impairment model. It eliminates the concept of other-than-temporary impairment and requires an entity to determine whether any impairment is the result of a credit loss or other factors. ASU 2016-13 is effective for nonpublic entities in fiscal years beginning after December 15, 2022, and public entities beginning after December 15, 2019. Early adoption is permitted. The Corporation has evaluated the impact of ASU 2016-13 on the Consolidated Financial Statements and expects the impact to be immaterial.
Goodwill and other intangible assets
In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update removes Step 2 of the goodwill impairment test under current guidance, which requires a hypothetical purchase price allocation. The new guidance requires an impairment charge to be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value. Upon adoption, the guidance is to be applied prospectively. ASU 2017-04 is effective for nonpublic entities in fiscal years beginning after December 15, 2021, and public entities beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Corporation is currently evaluating the impact of the adoption of ASU 2017-04 on the Consolidated Financial Statements, but does not expect for this to have a material impact on the Consolidated Financial Statements.
Income taxes
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in ASU 2019-12 remove certain exceptions to the general principles in ASC Topic 740. The amendments also clarify and amend existing guidance to improve consistent application. The amendments are effective for nonpublic entities in fiscal years beginning after December 15, 2021, and public entities beginning after December 15, 2020. Early adoption is permitted. The transition method (retrospective, modified retrospective, or prospective basis) related to the amendments depends on the applicable guidance, and all amendments for which there is no transition guidance specified are to be applied on a prospective basis. The Corporation is currently evaluating the impact of ASU 2019-12 on the Consolidated Financial Statements, but does not expect for this to have a material impact on the Consolidated Financial Statements.
Accounting for convertible instruments and contracts in an entity’s own equity
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments in ASU 2020-06 simplify the accounting for convertible instruments by removing certain separation models for convertible instruments. Under the amendments in ASU 2020-06, the embedded conversion features no longer are separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost, and a convertible preferred stock will be accounted for as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives. ASU 2020-06 is effective for nonpublic entities for fiscal years beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020 and public entities beginning after December 15, 2021. The Corporation is currently evaluating the impact of the adoption of ASU 2020-06 on the Consolidated Financial Statements, but does not expect for this to have a material impact on the Consolidated Financial Statements.
Summary of significant accounting policies
Basis of presentation
The Corporation has prepared these Consolidated Financial Statements in accordance with U.S. GAAP, which differs materially from the statutory accounting practices prescribed by various insurance regulatory authorities. The Consolidated Financial Statements include the accounts of the Corporation and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidating these financial statements.
Use of estimates
The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes.
The areas involving the most significant use of estimates are the amounts incurred but not reported (IBNR) claims, recoveries from third parties for coordination of benefits, and final determination of medical cost adjustment pools. Many factors can cause actual outcomes to deviate from these assumptions and estimates, such as changes in economic conditions, changes in government healthcare policy, advances in medical technology, changes in treatment patterns, and changes in average lifespan. Accordingly, the Corporation cannot determine with precision the ultimate amounts that it will pay for, or the timing of payment of actual claims, or whether the assets supporting the liabilities will grow to the level the Corporation assumes prior to payment of claims. The assumptions and estimates are based on the Corporation’s knowledge of current events and anticipated future events; however, actual results may differ from the amounts recorded in the Consolidated Financial Statements, and the Corporation would incur a charge to operations in the period in which it determines a shortfall exists. Other areas involving significant estimates include risk adjustment provisions related to Medicare contracts and the valuation of investment securities, goodwill and other intangible assets, warrants, the embedded derivative related to the convertible securities, and stock-based compensation.
Reclassifications
Certain amounts in the prior years’ Consolidated Statements of Cash Flows have been reclassified to conform to the current year’s presentation, primarily related to the amortization of warrants, amortization of debt issuance costs, and paid in kind interest. These reclassifications had no effect on the previously reported Consolidated Financial Statements.
Segment information
The Corporation’s chief operating decision maker is the Chief Executive Officer. The chief operating decision maker manages operations, allocates resources, and evaluates financial performance on a company-wide basis. The Corporation operates in one reporting segment.
COVID-19
The temporary deferral of non-essential care resulting from stay-at-home and physical distancing orders and other restrictions on movement and economic activity implemented throughout the country beginning in the second half of March 2020 to reduce the spread of the novel coronavirus (COVID-19) has impacted the Corporation’s business. Beginning in late March 2020 and trending throughout 2020, utilization of healthcare services began to experience reductions as a result of the stay-at-home orders and the closure of certain provider facilities, with some recovery in utilization taking place during times of more eased restrictions. The impact of the deferral of non-essential care was partially offset by additional costs incurred as a result of care for those members who have contracted COVID-19 as well as costs incurred for efforts related to the Corporation’s pandemic response efforts.
Cash and cash equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other highly liquid investments with original maturities of 90 days or less. The carrying values of these instruments approximate their respective fair value due to the short-term maturity of these investments.
At December 31, 2020 and 2019, the Corporation had cash and cash equivalents at financial institutions which are insured by the Federal Deposit Insurance Corporation (FDIC). At times, balances may exceed the FDIC insured limits. Management believes that credit risk related to those balances is minimal.
Investment securities
Short-term investments
Short-term investments consist of investments which the Corporation expects to convert into cash within one year of the balance sheet date, including time deposits and debt securities, which have original maturities greater than 90 days. Short-term investments are measured at their amortized cost. The carrying value of these instruments approximate their respective fair value due to the short-term maturity of these investments.
Investment securities, available-for-sale
Investment securities, which consist entirely of debt securities with fixed or determinable payments and fixed maturity dates, that the Corporation purchases with the intent and ability to sell before maturity, are classified as available-for-sale financial assets. The Corporation’s available-for-sale investments are U.S. Treasury fixed maturity securities.
Available-for-sale investments are measured at fair value, and unrealized gains and losses, if any, are recorded in other comprehensive income, net of applicable income taxes, until realized from a sale or other-than-temporary impairment.
Investment securities, held-to-maturity
Investment securities, which consist entirely of debt securities with fixed or determinable payments and fixed maturity dates, where the Corporation has a positive intent and ability to hold to maturity, are classified as held-to-maturity financial assets. The Corporation’s held-to-maturity investments are comprised of U.S. Treasury fixed maturity securities. Subsequent to initial measurement, held-to-maturity investments are measured at amortized cost using the effective interest method less impairment. Unrealized holding gains or losses are not recognized.
Other-than-temporary impairment
The Corporation has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit risks. The Corporation considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time and extent to which the fair value has been below cost or amortized cost, (2) adverse conditions specifically to the financial condition of the issuer or related to the industry, (3) geographic area of the issuer, or the underlying collateral of a security including the current and future impact of any specific events, (4) the payment structure of the security, (5) changes in credit rating of the security by the rating agencies, (6) the volatility of the fair value changes, and (7) changes in fair value of the security after the balance sheet date and whether it is more likely than not that the Corporation will not be required to sell the security until maturity or until it recovers in value. There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other-than-temporary. These risks and uncertainties include (1) the risk that management’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) erroneous information or fraudulent financial statements could be provided to the Corporation’s management to determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Corporation, or changes in other facts and circumstances lead the Corporation to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.
For a debt security in an unrealized loss position that the Corporation has the intent to sell, or it is more likely than not that the Corporation will have to sell the debt security before recovery of its amortized cost basis, the decline in value is deemed to be other-than-temporary and is recorded to other-than- temporary impairment losses, recognized in investment income, net in the Consolidated Statements of Operations and Comprehensive Loss.
For impaired debt securities that the Corporation does not intend to sell or it is more likely than not that it will not have to sell such securities, but the Corporation expects that it will not fully recover the amortized cost basis, the credit component of the other-than-temporary impairment is recognized in other-than-temporary impairment losses, recognized in investment income, net in the Consolidated Statements of Operations and Comprehensive Loss, and the non-credit component of the other-than-temporary impairment is recognized in other comprehensive income.
Expected cash flows to be received are evaluated as compared to amortized cost to determine if a credit loss has occurred. The amount of the credit loss component of the security is estimated as the difference between the amortized cost and the present value of the expected cash flows of the security. In developing the expected recovery analysis for debt securities, the Corporation reviews business prospects, credit ratings and available information from asset managers and rating agencies for individual securities. The present value is determined using the best estimate of future cash flows discounted at the implicit interest rate at the date of purchase. For the years ended December 31, 2020 and 2019, respectively, there has been no impairment loss reported.
Allowance for uncollectible receivables
The Corporation assesses outstanding receivables at each period for collection risk. The majority of collections are from the Center for Medicare and Medicaid Services (CMS), a United States government entity that presents very limited credit risk.
Investment income, net
Investment income includes interest, dividends received or accrued on investments, and realized gains or losses. Investment income is reported as earned and is presented net of related investment expenses and other-than-temporary impairment. Realized gains or losses are recognized based on the specific identification method. Purchases and sales are recorded on a trade-date basis.
Fair value measurements
Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date. Fair value measurements are not adjusted for transaction costs.
To determine the fair value of its investments, the Corporation utilizes third-party valuation service providers to gather, analyze and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, interest rate yield curves, credit spreads, currency rates and other market observable information, as applicable. The valuation models consider, among other things, observable market information as of the measurement date as well as the specific attributes of the security being valued including its term, interest rate, credit rating, industry sector and, when applicable, collateral quality and other issue or issuer specific information. When market transactions or other observable market data is limited, the extent to which judgment is applied in determining fair value is greatly increased.
Assets and liabilities measured at fair value are categorized into a fair value hierarchy based on whether the inputs to valuation techniques are observable or unobservable. Observable inputs are those that market participants operating within the same marketplace as the Corporation would use in pricing the Corporation’s assets or liabilities based on independently derived and observable market data. Unobservable inputs are inputs that cannot be sourced from a broad active market in which assets or liabilities identical or similar to those of the Corporation are traded.
The fair value hierarchy includes three levels of inputs based on the degree to which the exit price is independently observable or determinable that may be used to measure fair value as described below:
Level 1 – Valuations are based on quoted (unadjusted) market prices in active markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. An active market is defined as a market where transactions for the financial instrument occur with sufficient frequency and volume to provide pricing information on an ongoing basis;
Level 2 – Valuations are based on observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;
Level 3 – Valuations are based on techniques that use significant inputs that are unobservable and reflect management’s best estimate of what market participants would use when pricing the asset or liability, including assumptions about risk. The valuation of Level 3 assets and liabilities requires the greatest degree of judgment.
These measurements may be made under circumstances in which there is little, if any, market activity for the asset or liability. The Corporation’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Corporation considers factors specific to the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair values of actively traded investments securities are based on quoted market prices. Fair values of other investment securities are based on quoted market prices of identical or similar securities or based on observable inputs, like interest rates generally using a market valuation approach, or, less frequently, an income valuation approach, and are generally classified as Level 2. Clover obtains at least one price for each security from a third-party pricing service. These prices are generally derived from recently reported trades for identical or similar securities, including adjustments through the reporting date based upon observable market information. When quoted prices are not available, the third-party pricing service may use quoted market prices of comparable securities or a discounted cash flow analysis, incorporating inputs that are currently observable in the markets for similar securities. Inputs that are often used in the valuation methodologies include benchmark yields, reported trades, credit spreads, broker quotes, default rates, and prepayment speeds.
Fair values of warrants and derivative liabilities related to convertible securities are estimated using a probability-weighted expected return method, where the values of various instruments are estimated based on an analysis of future values for the Corporation, assuming various future outcomes. The resulting instruments’ values are based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the Corporation, as well as the economic benefits attributable to each class of instruments. The expected future investment returns are estimated using a variety of methodologies, including both the market approach and the income approach, where an observable quoted market does not exist, and are generally classified as Level 3. Such methodologies include reviewing values ascribed to the most recent financing by the Corporation, comparing the subject instrument with similar instruments of publicly traded companies in similar lines of business, and reviewing the underlying financial performance of the Corporation and subject instrument, including estimating discounted cash flows. To estimate the fair value attributable to the derivative liabilities, the with and without approach is used. An evaluation of multiple scenarios for future payoffs for the underlying convertible securities is performed using option pricing models, and probability-weighted average value indications are used to arrive at the estimated fair values.
Concentrations of credit risk
Financial instruments that potentially subject the Corporation to concentrations of credit risk consist principally of cash and cash equivalents. Cash and cash equivalents are held with financial institutions of high quality. Balances may exceed the amount of insurance provided on such balances.
The ceding of insurance does not legally discharge the Corporation from its primary liability for the full amount of the policy coverage, and therefore the Corporation will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance agreement. To minimize exposure to significant losses from reinsurance insolvencies, the Corporation evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.
Acquisition costs
Acquisition costs that vary with and are directly related to the acquisition of new and renewal business, including commissions, are deferred and subsequently amortized. Deferred acquisition costs are recorded as other assets on the Consolidated Balance Sheets and are amortized over the estimated life of the related contracts. The amortization of deferred acquisition costs is recorded in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss.
To the extent that a premium deficiency is identified after writing down unamortized deferred acquisition costs, a liability for premium deficiency reserve is established and reported on the Consolidated Balance Sheets.
Property and equipment, net
Property and equipment, net is reported at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets, which are generally three to seven years. Leasehold improvements are amortized over the shorter of the remaining lease term or estimated useful life of the leasehold improvement. Repairs and maintenance costs are expensed as incurred. Costs related to the development of internal-use software that do not meet capitalization criteria are expensed as incurred. Gains and losses on sales or disposals of property and equipment are included in other income (loss).
Property and equipment is reviewed for impairment periodically whenever adverse events or changes in circumstances indicate the carrying value of the asset may not be recoverable. Losses are recognized in operations when the undiscounted future cash flows expected to result from the use of the asset are less than its carrying value. An impairment loss is recognized based on the excess of the carrying value over the fair value of the asset.
Goodwill and other intangible assets
Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment on an annual basis at a level of reporting referred to as the reporting unit, and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired. A component is considered a reporting unit if the component constitutes a business for which discrete financial information is available that is regularly reviewed by management. Management aggregates components into one reporting unit if they have similar economic characteristics.
Goodwill is assigned to the reporting units that are expected to benefit from the specific synergies of the business combination. Management reviews goodwill for impairment to determine both the existence and amount of goodwill impairment, if any. Impairment tests are performed, at a minimum, in the fourth quarter of each year. Management first uses a qualitative assessment to determine if it is more likely than not that a reporting unit is impaired. The qualitative test is used as a screening to help determine if it is necessary to perform the quantitative test. If there are indicators that the fair value is less than the carrying amount of any reporting unit, management performs a quantitative assessment where management allocates the fair value of the reporting units to the assets and liabilities with the unallocated fair value representing an implied fair value of goodwill which is then compared to the carrying amount of goodwill. The impairment review requires management to make judgments in determining various assumptions with respect to changes in economic conditions, revenues, operating margins, growth rates and discount rates. There was no impairment of goodwill during the years ended December 31, 2020 and 2019, respectively.
Other intangible assets arising from business combinations are initially recognized at fair value at the date of acquisition. Other intangible assets with indefinite useful lives are tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that the assets may be impaired. The annual impairment test for indefinite-lived intangible assets may be completed through a qualitative assessment to determine if the fair value of the indefinite-lived intangible assets is more likely than not greater than the carrying amount. The Corporation may elect to bypass a qualitative assessment, or if a qualitative assessment indicates it is more likely than not that the estimated carrying value exceeds the fair value, the Corporation will test for impairment using a quantitative process. If the Corporation determines that impairment of its intangible assets may exist, the amount of impairment loss is measured as the excess of carrying value over fair value. The estimates in the determination of the fair value of indefinite-lived intangible assets include the anticipated future revenues of the Corporation and the resulting cash flows. As of December 31, 2020 and 2019, respectively, there were no circumstances that indicate that the carrying amount of intangible assets deemed to have an indefinite useful life may not be recoverable.
Reinsurance
In the normal course of business, the Corporation seeks to reduce losses by reinsuring certain levels of risk in areas of exposure with other insurance enterprises or reinsurers. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. To minimize exposure to losses related to a reinsurer’s inability to pay, the financial condition of such reinsurer is evaluated initially upon placement of the reinsurance and periodically thereafter. In addition to considering the financial condition of a reinsurer, the collectability of the reinsurance recoverable is evaluated based upon a number of factors. Such factors include the amounts outstanding, length of collection periods, disputes, any collateral or letters of credit held and other relevant factors. To the extent that an allowance for uncollectible reinsurance recoverable is established, amounts deemed to be uncollectible would be written off against the allowance for estimated uncollectible reinsurance recoverable. The Corporation had no allowances for uncollectible reinsurance recoverable as of December 31, 2020 and 2019, respectively. Amounts recoverable from reinsurers are estimated in a manner consistent with the liability associated with the reinsured business and consistent with the terms of the underlying contracts. Although reinsurance agreements contractually obligate reinsurers to reimburse the Corporation for their share of losses, they do not discharge the primary liability of the Corporation. The Corporation remains liable for unpaid claims and claims adjustment expenses associated with ceded insured risks in the event the assuming reinsurers fail to meet their contractual obligations. The costs of the reinsurance are recognized over the life of the contract in a manner consistent with the earning of premiums on the underlying policies subject to the reinsurance contracts.
Unpaid claims
Unpaid claims and unpaid claims adjustment expenses include reported claims and IBNR, as well as the estimated expense of processing these claims. Management develops an estimate for IBNR using actuarial methodologies and assumptions, primarily based upon historical claim experience.
Although there is considerable variability in such estimates, management believes that the unpaid claims and unpaid claims adjustment expense liability is adequate and represents management’s best estimate of the ultimate cost of all reported and unreported claims incurred through the balance sheet date. The estimates are continually reviewed and adjusted as experience develops or new information becomes known. Changes in estimates are reflected in current consolidated operating results.
Liabilities for both reported claims and IBNR not yet processed through the Corporation’s systems are determined in the aggregate, employing actuarial methods that are commonly used by health insurance actuaries and meet Actuarial Standards of Practice. Actuarial Standards of Practice require that the claim liabilities be appropriate under moderately adverse circumstances. Clover determines the amount of the liability for incurred but not paid claims by following a detailed actuarial process that uses both historical claim payment patterns as well as emerging medical cost trends to project the best estimate of claim liabilities. Under this process, historical paid claims data is formatted into “claim triangles,” which compare claim incurred dates to the dates of claim payments. This information is analyzed to create “completion factors” that represent the average percentage of total incurred claims that have been paid through a given date after being incurred. Completion factors are applied to claims paid through the period-end date to estimate the ultimate claim expense incurred for the period. Actuarial estimates of incurred but not paid claim liabilities are then determined by subtracting the actual paid claims from the estimate of the ultimate incurred claims. The Corporation’s reserving practice is to consistently recognize an actuarial best estimate inclusive of a provision for moderately adverse conditions. This provision is reported as part of incurred claims.
Medical claims incurred
The Corporation recognizes the cost of medical claims in the period in which services are provided, including an estimate of the cost of medical claims IBNR. Medical claim expense reported in the Consolidated Statements of Operations and Comprehensive Loss includes direct medical expenses.
Direct medical expenses include amounts paid or payable to hospitals, physicians, pharmacy benefit managers, providers of ancillary services, mandatory supplemental benefits, and is inclusive of the medical expense related to the Corporation’s employed clinicians providing in-home care. Recorded direct medical expenses are reduced by the amount of pharmacy rebates earned, which are estimated based on historical utilization of specific pharmaceuticals, current utilization and contract terms. Pharmacy rebates earned but not yet received from pharmaceutical manufacturers are included in healthcare receivable in the Consolidated Balance Sheets. Overpayments to providers are recognized as a contra medical expense and reported as other receivables in the Consolidated Balance Sheets.
Premium deficiency reserve
A liability for premium deficiency reserves is an actuarial estimate for anticipated losses on the Corporation’s Medicare Advantage and Medicare Advantage Part D (MAPD) business.
Management reassesses the profitability of contracts for providing insurance coverage to members when operating results or forecasts indicate probable future losses. Management establishes a premium deficiency reserve in current operations to the extent that the sum of expected future costs, claim adjustment expenses, and maintenance costs exceeds related future premiums under contracts without consideration of investment income.
For purposes of calculating premium deficiency reserves, management groups contracts in a manner consistent with the method of acquiring, servicing, and measuring the profitability of such contracts.
Losses recognized as a premium deficiency are recorded in the period in which such losses were identified and reflected in the Consolidated Statements of Operations and Comprehensive Loss. Losses recognized as a premium deficiency result in a beneficial effect in subsequent periods as operating losses under these contracts are charged to the liability previously established.
The Patient Protection and Affordable Care Act and The Health Care and Education Reconciliation Act of 2010 (the “Health Care Reform Law”) enacted significant reforms to various aspects of the U.S. health insurance industry. As part of the Health Care Reform Law insurance industry assessments were established, including an annual health insurance industry fee (HIF), which became effective in 2014. The HIF was applicable in 2018, suspended in 2019, and resumed for calendar year 2020. The HIF is not deductible for income tax purposes. The 2019 premium deficiency reserve is inclusive of the 2020 HIF. The Corporation estimates a liability for the HIF and records it in full once qualifying insurance coverage is provided in the applicable calendar year in which the fee is payable, with a corresponding deferred cost that is amortized ratably to expense over the same calendar year. The deferred cost is recorded in other assets on the Consolidated Balance Sheets. The Corporation paid the federal government approximately $8.0 million for the HIF in 2020, which is reflected in the Consolidated Statements of Operations and Comprehensive Loss.
Notes and securities payable
Debt issuance costs
Costs incurred in connection with Corporation’s debt financings are capitalized and amortized to interest expense over the life of the related debt using the effective interest method. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability, consistent with the presentation of debt discounts.
Non-convertible notes
The Corporation records the non-convertible notes at carrying value, net of discounts on the Consolidated Balance Sheets.
Convertible securities
The Corporation accounts for convertible securities in accordance with the accounting guidance for debt with conversion and other options, after determining whether embedded conversion options should be bifurcated from their host instruments.
Conversion options that are not bifurcated as a derivative and not accounted for as a separate equity component are evaluated to determine whether they are beneficial to the investor at inception, a beneficial conversion feature (BCF), or may become beneficial in the future due to potential adjustments. A BCF is defined as a nondetachable conversion feature that is in the money at the commitment date and the applicable accounting guidance requires recognition of the conversion option’s intrinsic value in equity, with an offsetting reduction to the carrying amount of the instrument. The Corporation accretes the resulting discount using the effective interest method over the life of the instrument.
The Corporation records, as applicable, discounts to convertible securities for the intrinsic value of conversion options embedded in debt instruments. Discounts on the debt are amortized over the term of the notes, using the effective interest method.
Convertible securities are recorded at carrying value, net of discounts on the Consolidated Balance Sheets. The fair value of convertible securities is calculated for the purposes of determining the fair value of the related derivative liabilities.
Warrants payable
For warrants issued in connection with notes payable, the Corporation determines whether the warrants are considered freestanding instruments. The warrants are considered to be freestanding instruments if they meet either of the following conditions: (1) they are entered into separately and apart from any of the Corporation’s other financial instruments or equity transactions or (2) they are entered into in conjunction with some other transaction and are legally detachable and separately exercisable. The Corporation considers its warrants to be legally detachable and separately exercisable from the simultaneous notes payable transactions they were issued with, and therefore accounts for them separately.
To determine the balance sheet classification for these warrants, the Corporation evaluates whether they qualify as liabilities per the debt accounting guidance. Financial instruments that do not qualify as liabilities under the debt accounting guidance may still be classified as liabilities if they do not meet the derivative guidance requirements for equity classification. Changes in the fair value of the warrant liability are recognized as changes in fair value of warrants in the Consolidated Statements of Operations and Comprehensive Loss.
Derivative liabilities
The Corporation evaluates the embedded features of its convertible securities by applying the derivatives accounting guidance. Derivatives embedded within non-derivative instruments, such as convertible securities, are bifurcated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument. The Corporation’s embedded derivatives associated with its convertible securities are recognized as derivative liabilities and recorded at fair value.
Revenue recognition
Premiums earned, net
Premiums revenue is recognized as income in the period members are entitled to receive services, and is net of estimated uncollectible amounts, retroactive membership adjustments, and any adjustments to recognize rebates under the minimum benefit ratios required under the Health Care Reform Law. Premiums received in advance of the service period are reported as other liabilities on the Consolidated Balance Sheets and recognized as revenue when earned.
Premiums anticipated to be received within twelve months based on the documented diagnostic criteria of the Corporation’s enrollees are estimated and included in revenue for the period including the member months for which the payment is designated by CMS.
CMS uses a risk-adjustment model which adjusts premiums paid to MA contracts, based on risk scores that are compared with the overall average risk scores for the relevant state and market pool. Generally, if a risk score is below the average risk score the Corporation is required to make a risk adjustment payment into the risk pool, and if a risk score is above the average risk score the Corporation receives a risk adjustment payment from the risk pool. Risk adjustments can have a positive or negative retroactive impact to rates. Under this model, rates paid to MA plans are based on actuarially determined bids, which include a process whereby prospective payments are based on the Corporation’s estimated cost of providing standard Medicare- covered benefits to a member with an average risk profile. That baseline payment amount is adjusted to reflect the health status of enrolled membership. Under the risk-adjustment methodology, all MA plans must collect and submit the necessary diagnosis code information to CMS within prescribed deadlines. Estimated audit settlements are recorded as a reduction of premiums revenue in the Corporation’s Consolidated Statements of Operations and Comprehensive Loss, based upon available information.
Retrospective premiums involve the evaluation of past claims experience for the purpose of determining the actual cost of providing insurance for the customer. This evaluation is performed once every year and retrospective premiums are recognized in the year earned.
MAPD revenue
Payments received from CMS and members from Clover’s participation in the MAPD program are determined from the Corporation’s annual bid and represent amounts for providing prescription drug insurance coverage and are recognized as premium revenue ratably over the term of the annual contract. Such CMS payments are subject to risk sharing through risk corridor provisions. The risk corridor provisions compare costs targeted in bids to actual prescription drug costs, limited to actual costs that would have been incurred under the standard coverage as defined by CMS. Variances exceeding certain thresholds may result in CMS making additional payments to the Corporation or require the Corporation to refund to CMS a portion of the premiums received. As risk corridor provisions are considered in the overall annual bid process, management estimates and recognizes an adjustment to premiums revenue related to these provisions based upon pharmacy claims experience. Management records a receivable or payable at the contract level on the Consolidated Balance Sheets.
Reinsurance and low-income cost subsidies represent funding from CMS in connection with the MAPD program for which Clover assumes no risk. Reinsurance subsidies represent funding from CMS for its portion of prescription drug costs which exceed the member’s out-of-pocket threshold, or the catastrophic coverage level. Low-income cost subsidies represent funding from CMS for all or a portion of the deductible, the coinsurance and co-payment amounts above the out-of-pocket threshold for low-income beneficiaries.
Payments from CMS for reinsurance and low-income cost subsidies are based on assumptions submitted with the annual bid. A reconciliation and related settlement of CMS’s prospective subsidies against actual prescription drug costs paid is made after the end of the year. Consumer discounts of 50% on brand name prescription drugs for participants in the coverage gap are funded by CMS and pharmaceutical manufacturers. The Corporation accounts for these subsidies and discounts in other assets in the Consolidated Balance Sheets and as an operating activity in the Consolidated Statements of Cash Flows. The Corporation does not recognize premiums revenue or claim expenses for these subsidies or discounts.
Leases
At the inception of an arrangement, the Corporation determines whether the arrangement is or contains a lease based on the unique facts and circumstances present in the arrangement including the use of an identified asset(s) and the Corporation’s control over the use of that identified asset. The Corporation does not recognize leases with a lease term of one year or less on its balance sheet. Leases with a term greater than one year are recognized on the balance sheet as right-of-use (ROU) assets and lease liabilities. The Corporation has sublease arrangements and recognizes sublease income from leasing excess space. Sublease income is recognized on a straight-line basis over the sublease term. As of December 31, 2020 and 2019, respectively, the Corporation does not have any financing leases.
Lease liabilities and their corresponding ROU assets are initially recorded based on the present value of lease payments over the expected remaining lease term. Certain adjustments to the ROU asset may be required for items such as incentives received or initial direct costs. When an option to extend the lease exists, a determination is made whether that option is reasonably certain of exercise based on economic factors present at the measurement date and as circumstances may change. As of December 31, 2020 and 2019, respectively, the Corporation has not included optional extension periods in the measurement of its leases as they are not reasonably certain of exercise. The Corporation monitors its plans to renew its material leases on a quarterly basis.
Where the rates implicit in the Corporation’s leases are not readily determinable, the Corporation utilizes the appropriate incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term, an amount equal to the lease payments in a similar economic environment over the lease term. Historically, the rate implicit in the leases has not been readily determinable and the appropriate incremental borrowing rate has been utilized. To estimate the appropriate incremental borrowing rate, a credit rating applicable to the Corporation is estimated using a synthetic credit rating analysis since the Corporation does not currently have a rating agency-based credit rating.
Components of a lease are split into three categories: lease components, non-lease components, and non-components. The fixed and in-substance fixed contract consideration (including any consideration related to non-components) are allocated, based on the respective relative fair values, to the lease components and non-lease components. The Corporation has elected to account for lease and non-lease components together as a single lease component for all underlying assets and allocate all of the contract consideration to the lease component only.
In determining the classification of a lease as operating or finance, ASC 842, Leases, allows for the use of judgment in determining whether the assumed lease term is for a major part of the remaining economic life of the underlying asset and whether the present value of lease payments represents substantially all of the fair value of the underlying asset. The Corporation applies the bright line thresholds referenced in the lease guidance of 75 percent to represent “a major part” and 90 percent to represent “substantially all” as allowed in ASC 842 in evaluating leases for appropriate classification. These are applied consistently to the Corporation’s entire portfolio of leases.
Stock-based compensation
The Corporation accounts for all stock-based payment awards granted to employees and non-employees as stock-based compensation expense at fair value. The Corporation’s stock-based payments include stock options and grants of common stock, including common stock subject to vesting. The measurement date for employee awards is the date of grant, and stock-based compensation costs are recognized as expense over the employees’ requisite service period, which is the vesting period, on a straight-line basis. The measurement date for non-employee awards is the date of grant without changes in the fair value of the award. Stock-based compensation costs for non-employees are recognized as expense over the vesting period on a straight-line basis. Stock-based compensation expense is classified in the accompanying Consolidated Statements of Operations and Comprehensive Loss in salaries and benefits. The Corporation recognizes stock-based compensation expense for the portion of awards that have vested. Forfeitures are recorded as they occur.
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. As of December 31, 2020, the Corporation is a private entity and lacks entity-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. The expected term of the Corporation’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Corporation has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
For warrants issued to non-employees as payments for services, the Corporation considers the warrants to be in scope of stock-based compensation guidance to non-employees. To determine whether the warrants should be classified as liabilities or equity awards, the Corporation evaluates the criteria for debt accounting guidance because share-based payments classified as liabilities under this guidance would also be classified as liabilities under the stock-based accounting guidance. As these warrants do not meet any of the criteria to be accounted for as debt, they are classified as equity awards. On the grant date, these warrants are measured by estimating the fair value of the equity instruments to be issued. Stock-based compensation expense is recorded for the vested portion of the warrants.
Comprehensive income
Comprehensive income is a measurement of certain changes in stockholders’ deficit that results from transactions and other economic events other than transactions with the stockholders. The cumulative amount of these changes is reported on the Consolidated Balance Sheets.
Contingent liabilities
The Corporation records a provision for a contingent liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.
Federal income taxes
The Corporation recognizes an asset or liability for the deferred tax consequences of temporary differences between the tax bases of assets or liabilities and their reported amounts in the Consolidated Financial Statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. The Corporation also recognizes the future tax benefits such as net operating and capital loss carryforwards as deferred tax assets. A valuation allowance is provided against these deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Future years’ tax expense may be increased or decreased by adjustments to the valuation allowance or to the estimated accrual for income taxes. Deferred tax assets and deferred tax liabilities are further adjusted for changes in the enacted tax rates. As of December 31, 2020 and 2019, respectively, sufficient doubt existed over the Corporation’s ability to generate sufficient taxable income to realize its deferred income tax assets, and accordingly, the Corporation has provided a full valuation allowance against its deferred tax assets.
The Corporation records tax benefits when it is more likely than not that the tax return position taken with respect to a particular transaction will be sustained. A liability for an uncertain tax position, if recorded, is not considered resolved until the statute of limitations for the relevant taxing authority to examine and challenge the tax position has expired, or the tax position is ultimately settled through examination, negotiation, or litigation. The Corporation did not have any material uncertain tax positions during the years ended December 31, 2020 and 2019, respectively. The Corporation classifies interest and penalties associated with uncertain tax positions in its provision for income taxes. The Corporation did not incur or record any interest and penalties related to uncertain tax positions as of or during the years ended December 31, 2020 and 2019, respectively.
General and administrative expenses
General and administrative expenses include professional service fees, outside legal, tax and accounting service fees, insurance, software application and system expenses, advertising and marketing, lease and occupancy costs and other overhead costs. General and administrative expenses also include claim adjudication and processing costs.
Net loss per share
The Corporation follows the two-class method when computing net loss per share as the Corporation has issued shares that meet the definition of participating securities. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares. For purpose of this calculation, outstanding stock options, convertible preferred stock and warrants to purchase shares of convertible preferred stock are considered potential dilutive common shares.
The Corporation’s convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in losses of the Corporation.
Accordingly, in periods in which the Corporation reports a net loss attributable to common stockholders, such losses are not allocated to such participating securities.
In periods in which the Corporation reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Corporation reported a net loss attributable to common stockholders for the years ended December 31, 2020 and 2019.
Recent accounting pronouncements
Recently adopted accounting pronouncements
Emerging Growth Company
The Corporation has elected to be treated as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Corporation is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non-emerging growth companies or (ii) within the same time periods as private companies.
The Corporation has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.
Revenue recognition
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606), as modified by subsequently issued ASU’s 2015-14, 2016-08, 2016-10, 2016-12 and 2016-20 (collectively, ASU 2014-09). ASU 2014-09 superseded existing revenue recognition standards with a single model unless those contracts are within the scope of other standards (e.g., an insurance entity’s insurance contracts). The revenue recognition principle in ASU 2014-09 is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Adoption of ASU 2014-09 did not have a material impact on the Corporation’s Consolidated Financial Statements.
Leases
In February 2016, the FASB issued ASU 2016-02, ASC 842, as amended, which superseded the lease accounting requirements in ASC 840 and created ASC 842. The Corporation elected to early adopt ASC 842, using the required modified retrospective approach and utilizing the effective date of January 1, 2019 as its date of initial application.
The Corporation elected the short-term lease expedient for leases with a term of one year or less, which permits a lessee to not recognize lease assets and lease liabilities for those leases. Lessees continue to differentiate between finance leases (previously referred to as capital leases) and operating leases using classification criteria that are substantially similar to the previous guidance. In addition, the Corporation elected to utilize the package of practical expedients which allowed it to not reassess the following: (i) whether any expired or existing contracts contained leases; (ii) the lease classification for any expired or existing leases; and (iii) the treatment of initial direct costs for any existing leases.
In transition, the Corporation elected to utilize the remaining lease term of its leases, as of the effective date, in determining the appropriate incremental borrowing rate. Lease cost for operating leases is recognized on a straight-line basis over the lease term as an operating expense. Variable lease costs are expensed as incurred as an operating expense.
The adoption of this standard resulted in the recognition of operating lease ROU assets of approximately $14.3 million and lease liabilities of approximately $17.4 million, on the Corporation’s Consolidated Balance Sheets at adoption relating to its office leases in New Jersey and San Francisco. The difference between the ROU assets and lease liabilities was due to previously recorded net deferred rent liabilities and incentives that were de-recognized and reclassified into the ROU assets. The adoption of ASU 2016-02 did not have a material impact on the Corporation’s liquidity or the Consolidated Statements of Operations and Comprehensive Loss.
Statement of cash flows
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice in how certain cash receipts and cash payments are presented and classified. ASU 2016-15 is effective for nonpublic entities in fiscal years beginning after December 15, 2018. The Corporation adopted this ASU effective January 1, 2019. Adoption of ASU 2016-15 did not have a material impact on the Corporation’s Consolidated Financial Statements.
Restricted cash
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. ASU 2016-18 is intended to clarify how entities present restricted cash in the statement of cash flows. The guidance requires entities to show the changes in the total of cash and cash equivalents and restricted cash in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash in the statement of cash flows. When cash and cash equivalents and restricted cash are presented in more than one line-item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. This reconciliation can be presented either on the face of the statement of cash flows or in the notes to the financial statements. ASU 2016-18 is effective for nonpublic entities in fiscal years beginning after December 15, 2018, and is to be applied retrospectively. The Corporation adopted ASU 2016-18 effective January 1, 2019. Adoption of ASU 2016-18 did not have a material impact on the Corporation’s Consolidated Financial Statements.
Fair value measurements
In August 2018, the FASB issued ASU 2018-13, Changes to Disclosure Requirements for Fair Value Measurements, which improves the effectiveness of disclosure requirements for recurring and nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements, and is effective for all entities in fiscal years beginning after December 15, 2019. This standard became effective for the Corporation on January 1, 2020, and did not have a material impact on the Corporation’s disclosures.
Accounting pronouncements effective in future periods
Credit losses
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which was subsequently modified by several ASUs issued in 2018 and 2019. This standard introduces a new current expected credit loss (CECL) model for measuring expected credit losses for certain types of financial instruments measured at amortized cost and replaces the incurred loss model. The CECL model requires an entity to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount the entity expects to collect over the instrument’s contractual life after consideration of historical experience, current conditions, and reasonable and supportable forecasts. This standard also introduces targeted changes to the available-for-sale debt securities impairment model. It eliminates the concept of other-than-temporary impairment and requires an entity to determine whether any impairment is the result of a credit loss or other factors. ASU 2016-13 is effective for nonpublic entities in fiscal years beginning after December 15, 2022. Early adoption is permitted. The Corporation has evaluated the impact of ASU 2016-13 on the Consolidated Financial Statements and determined the impact to be immaterial.
Goodwill and other intangible assets
In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update removes Step 2 of the goodwill impairment test under current guidance, which requires a hypothetical purchase price allocation. The new guidance requires an impairment charge to be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. Upon adoption, the guidance is to be applied prospectively. ASU 2017-04 is effective for nonpublic entities in fiscal years beginning after December 15, 2021, with early adoption permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Corporation is currently evaluating the impact of the adoption of ASU 2017-04 on the Consolidated Financial Statements.
Cloud computing arrangements
In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other (Topic 350) – Internal Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This update changes the accounting guidance for cloud computing arrangements. If a cloud computing arrangement includes a license to internal-use software, then the software license is accounted for by the customer by recognizing an intangible asset for the software license and, to the extent that the payments attributable to the software license are made over time, recognizing a corresponding liability. If a cloud computing arrangement does not include a software license, the entity should account for the arrangement as a service contract and should expense any fees associated with the hosting element (service) of the arrangement as incurred. ASU 2018-15 is effective for nonpublic entities for fiscal years beginning after December 15, 2020, with early adoption permitted. The Corporation is currently evaluating the impact of the adoption of ASU 2018-15 on the Consolidated Financial Statements.
Income taxes
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in ASU 2019-12 remove certain exceptions to the general principles in ASC Topic 740. The amendments also clarify and amend existing guidance to improve consistent application. The amendments are effective for nonpublic entities in fiscal years beginning after December 15, 2021, with early adoption permitted. The transition method (retrospective, modified retrospective, or prospective basis) related to the amendments depends on the applicable guidance, and all amendments for which there is no transition guidance specified are to be applied on a prospective basis. The Corporation is currently evaluating the impact of the adoption of ASU 2019-12 on the Consolidated Financial Statements.
Accounting for convertible instruments and contracts in an entity’s own equity
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments in ASU 2020-06 simplify the accounting for convertible instruments by removing certain separation models for convertible instruments. Under the amendments in ASU 2020-06, the embedded conversion features no longer are separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost and a convertible preferred stock will be accounted for as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives. ASU 2020-06 is effective for nonpublic entities for fiscal years beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The Corporation is currently evaluating the impact of the adoption of ASU 2020-06 on the Consolidated Financial Statements.

Parent Company
Condensed Financial Statements, Captions [Line Items]
Summary of significant accounting policies	Summary of significant accounting policies
The accompanying condensed financial statements have been prepared using the equity method. Under the equity method, the investment in consolidated subsidiaries is stated at cost plus equity in undistributed earnings of consolidated subsidiaries since the date of acquisition. These condensed financial statements should be read in conjunction with the Corporation’s consolidated financial statements.
Use of estimates
The preparation of the condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Those estimates are inherently subject to change, and actual results may ultimately differ from those estimates.
Reclassifications
Certain amounts in the prior years’ Condensed Statements of Cash Flows have been reclassified to conform to the current year’s presentation, primarily related to the amortization of warrants, amortization of debt issuance costs, and paid in kind interest. These reclassifications had no effect on the previously reported Condensed Financial Statements.